Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of Presentation

Basis of Presentation

The Company’s condensed financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these interim condensed financial statements should be read in conjunction with the audited financial statements and accompanying notes as of and for the year ended December 31, 2012 included in the Company’s Annual Report on Form 10-K, which was filed with the SEC on March 4, 2013. The condensed balance sheet as of December 31, 2012, included herein, was derived from the audited financial statements as of that date.

The unaudited condensed interim financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, necessary to present fairly our financial position as of March 31, 2013, our results of operations for the three months ended March 31, 2013 and 2012, and our cash flows for the three months ended March 31, 2013 and 2012. The results of the three month period ended March 31, 2013 are not necessarily indicative of the results to be expected for the year ended December 31, 2013, or for any other interim period, or for any other future year.

Basis of Presentation The Company’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates

Use of Estimates

The preparation of the accompanying financial statements in conformity with GAAP requires management to make estimates and assumptions about future events that affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Significant items subject to such estimates include: revenue recognition; allowance for doubtful accounts; useful lives of property and equipment; recoverability of long-lived assets; determination of fair value of the Company’s common stock, stock options and preferred and common stock warrants; income tax uncertainties, including a valuation allowance for deferred tax assets; and contingencies. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. These estimates form the basis for making judgments about the carrying values of assets and liabilities and recorded revenue and expenses that are not readily apparent from other sources. Actual results could differ from those estimates.

Use of Estimates

The preparation of the accompanying financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions about future events that affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Significant items subject to such estimates include: revenue recognition; allowance for doubtful accounts; the useful lives of property and equipment; the recoverability of long-lived assets; the determination of fair value of the Company’s common stock, stock options and preferred and common stock warrants; income tax uncertainties, including a valuation allowance for deferred tax assets; and contingencies. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. These estimates form the basis for making judgments about the carrying values of assets and liabilities and recorded revenue and expenses that are not readily apparent from other sources. Actual results could differ from those estimates.

Significant Accounting Policies

Significant Accounting Policies

There have been no changes to the significant accounting policies described in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2012 filed on March 4, 2013.

Comprehensive Loss

Comprehensive Loss

During the three months ended March 31, 2013 and 2012, the Company did not have any other comprehensive income and, therefore, the net loss and comprehensive loss were the same for all periods presented.

Comprehensive Loss

During the years ended December 31, 2012, 2011, and 2010, the Company did not have any other comprehensive income and, therefore, the net loss and comprehensive loss were the same for all periods presented.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying values of the Company’s financial instruments, including cash equivalents, accounts receivable and accounts payable, approximate their fair values due to the short period of time to maturity or repayment. The carrying value of the restricted cash approximates its fair value due to the short period of time to maturity of the underlying certificates of deposit. Long-term debt is stated at the carrying value as the stated interest rate approximates market rates currently available to the Company. As of March 31, 2012 the Company was holding preferred stock warrants for which their carrying amount represented their fair value. Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or the liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The current accounting guidance for fair value measurements defines a three-level valuation hierarchy for disclosures as follows:

Level I—Unadjusted quoted prices in active markets for identical assets or liabilities;

Level II—Inputs other than quoted prices included within Level I that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data; and

Level III—Unobservable inputs that are supported by little or no market activity, which requires the Company to develop its own assumptions.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. As of March 31, 2013 and December 31, 2012 the Company’s financial instruments consisted of Level I assets and liabilities. Level I assets include highly liquid money market funds that are classified as cash and cash equivalents, and certificates of deposit that are included in restricted cash. Level I liabilities consist of long-term debt. As of March 31, 2012 the Company carried a Level III liability related to the preferred stock warrants then outstanding. The fair value of the outstanding preferred stock warrants was measured upon issuance and at each subsequent period end using a Monte Carlo model until the Company’s IPO in September 2012, in connection with which this liability was remeasured to fair value in August 2012 and the remaining value was reclassified as additional paid-in capital. Inputs used to determine the estimated fair value of the warrant liability in the first quarter of 2012 included the estimated fair value of the underlying stock at the valuation date, the estimated term of the warrants, risk-free interest rates, expected dividends, and the expected volatility of the underlying stock.

Fair Value of Financial Instruments

The carrying values of the Company’s financial instruments, including cash equivalents, short-term investments, accounts receivable and accounts payable, approximated their fair values due to the short period of time to maturity or repayment. The carrying value of the restricted cash approximates its fair value due to the short period of time to maturity. The carrying amount of the Company’s preferred stock warrants represent their fair value. Long-term debt is stated at the carrying value as the stated interest rate approximates market rates currently available to the Company. Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The current accounting guidance for fair value measurements defines a three-level valuation hierarchy for disclosures as follows:

Level I—Unadjusted quoted prices in active markets for identical assets or liabilities;

Level II—Inputs other than quoted prices included within Level I that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data; and

Level III—Unobservable inputs that are supported by little or no market activity, which requires the Company to develop its own assumptions.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company’s financial instruments consist of Level I assets and liabilities and Level III liabilities. Level I assets include highly liquid money market funds that are included in cash and cash equivalents and certificates of deposit that are included as short-term investments. Level I liabilities consist of long-term debt. Level III liabilities consist of the preferred stock warrant liability. The fair values of the outstanding preferred stock warrants were measured upon issuance and at each period end using a Monte Carlo model. Inputs used to determine the estimated fair value of the warrant liability include the estimated fair value of the underlying stock at the valuation date, the estimated term of the warrants, risk-free interest rates, expected dividends, and the expected volatility of the underlying stock.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Under the Jumpstart Our Business Startups Act (“JOBS Act”), the Company meets the definition of an emerging growth company. The Company has irrevocably elected to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act.

In February 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2013-12 requiring entities to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under GAAP to be reclassified in its entirety to net income. For other amounts that are not required under GAAP to be reclassified in their entirety from accumulated other comprehensive income to net income in the same reporting period, an entity is required to cross-reference other disclosures required under GAAP that provide additional detail about those amounts. This pronouncement is effective for fiscal years beginning after December 15, 2012. The Company adopted this standard on January 1, 2013. During the three months ended March 31, 2013 the Company did not have any other comprehensive income and, therefore, the net loss and comprehensive loss was the same for all periods presented.

Recently Issued Accounting Pronouncements

Under the Jumpstart Our Business Startups Act (“JOBS Act”), the Company meets the definition of an emerging growth company. The Company has irrevocably elected to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). This pronouncement was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level III fair value measurements. This pronouncement is effective for reporting periods beginning on or after December 15, 2011, with early adoption prohibited. The Company adopted this standard in January 2012 as reflected in Note 3 of these financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income, which requires an entity to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers the requirement within ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. During the deferral period, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the issuance of ASU 2011-05. The Company early adopted this guidance on January 1, 2012, retrospectively. During the years ended December 31, 2012, 2011, and 2010, the Company did not have any other comprehensive income and, therefore, the net loss and comprehensive loss was the same for all periods presented.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other (Topic 350). The amended guidance will allow companies to assess qualitative factors to determine if it is more-likely-than-not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required. This pronouncement is effective for fiscal years beginning after December 15, 2011. The Company adopted this standard on January 1, 2012. The adoption of this accounting standard update does not have any material impact on the Company’s results of operations or financial position.

Concentrations of Credit Risk and Credit Evaluations

Concentrations of Credit Risk and Credit Evaluations

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term investments and trade accounts receivable. The Company deposits its cash and cash equivalents and short-term investments with major financial institutions that management believes are of high credit quality; however, at times, balances exceed federally insured limits.

The Company’s accounts receivable are derived from customers in the United States of America. The Company does not require its customers to provide collateral to support accounts receivable. The Company performs ongoing credit evaluations of its customers’ financial condition and maintains allowances for estimated credit losses. Actual credit losses may differ from the Company’s estimates. No customer represented 10% or more of total revenue during the years ended December 31, 2012, 2011, and 2010. One customer accounted for 10.4% of the Company’s gross accounts receivable as of December 31, 2012, no customer accounted for 10% of accounts receivable as of December 31, 2011.

Revenue Recognition

Revenue Recognition

The Company’s revenue is derived from selling subscription products to real estate professionals and from display advertising sold to brand advertisers that operate in the real estate ecosystem. The Company recognizes revenue when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered to the customer, (iii) the fee is fixed or determinable, and (iv) collectability is reasonably assured. The Company considers a signed agreement, a binding insertion order or other similar documentation reflecting the terms and conditions under which products will be provided to be persuasive evidence of an arrangement. Collectability is assessed based on a number of factors, including payment history and the creditworthiness of a customer. If it is determined that collection is not reasonably assured, revenue is not recognized until collection becomes reasonably assured, which is generally upon receipt of cash. The Company does not request collateral from its customers.

The Company’s revenues include marketplace revenue and media revenue.

Marketplace revenue consists primarily of subscription-based revenue. The fixed-fee subscription-based revenue is recognized ratably over the period the service is provided.

Media revenue primarily consists of advertising sales on a cost per thousand impressions (“CPM”) or cost per click (“CPC”) basis to advertisers. The Company recognizes these revenues in the period the clicks or impressions are delivered to the client.

Multiple-Element Arrangements

Multiple-Element Arrangements

The Company enters into arrangements with customers that include combinations of CPC media placements, CPM media placements, and subscription products.

For the year ended December 31, 2010, because the Company had not yet established the fair value for each element, advertising revenue was recognized ratably over the contract term.

Beginning on January 1, 2011, the Company adopted new authoritative guidance on multiple-element arrangements, using the prospective method for all arrangements entered into or materially modified from the date of adoption. Under this new guidance, the Company allocates arrangement consideration in multiple-element revenue arrangements at the inception of an arrangement to all deliverables or those packages in which all components of the package are delivered at the same time, based on the relative selling price method in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence (“VSOE”) if available; (ii) third-party evidence (“TPE”) if VSOE is not available; and (iii) best estimate of selling price (“BESP”) if neither VSOE nor TPE is available.

VSOE- The Company determines VSOE based on its historical pricing and discounting practices for the specific product when sold separately. In determining VSOE, the Company requires that a substantial majority of the standalone selling prices for these products fall within a reasonably narrow pricing range. For certain subscription products, the Company has been able to establish VSOE.

TPE- When VSOE cannot be established for deliverables in multiple-element arrangements, the Company applies judgment with respect to whether it can establish a selling price based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Company’s go-to-market strategy differs from that of its peers and its offerings contain a significant level of differentiation such that the comparable pricing of the products cannot be obtained. Furthermore, the Company is unable to reliably determine what similar competitor selling prices are on a standalone basis. As a result, the Company has not been able to establish selling price based on TPE.

BESP- When the Company is unable to establish selling price using VSOE or TPE, the Company uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Company would transact a sale if the service was sold regularly on a standalone basis. As the Company has not been able to establish VSOE or TPE for CPM media placements, CPC media placements, and certain subscription products, the Company determines BESP for these deliverables based on the following:

•

The list price represents a component of the go-to-market strategy established by senior management. The Company’s list prices are based on the features of the products offered. These features, which consist of the size and placement of the advertisements on the Company’s website, impact the list prices which vary depending on the specifications of the features. In addition, the list prices are impacted by market conditions, including the conditions of the real estate market and economy in general, and the Company’s competitive landscape; and

•	Analysis of the Company’s selling prices for these deliverables.

The Company limits the amount of allocable arrangement consideration to amounts that are fixed or determinable and that are not contingent on future performance or future deliverables. The Company regularly reviews BESP. Changes in assumptions or judgments or changes to the elements in the arrangement could cause a material increase or decrease in the amount of revenue that the Company reports in a particular period.

The Company recognizes the relative fair value of the products as they are delivered assuming all other revenue recognition criteria are met.

Cost of Revenue

Cost of Revenue

Cost of revenue consists primarily of expenses related to operating the Company’s website and mobile applications, including those associated with the operation of the Company’s data center, hosting fees, customer service related headcount expenses including salaries, bonuses, benefits and stock-based compensation expense, licensed content, credit card fees, third-party contractor fees and other allocated overhead.

Technology and Development

Technology and Development

Costs to research and develop the Company’s products are expensed as incurred. These costs consist primarily of technology and development headcount related expenses including salaries, bonuses, benefits and stock-based compensation expense, third party contractor fees and allocated overhead primarily associated with developing new technologies. Technology and development also includes amortization of capitalized costs (“product development costs”) associated with the development of the Company’s marketplace.

Product Development Costs

Product Development Costs

Product development costs include costs related to the development of the Company’s marketplace which is inclusive of costs related to the development of the Company’s delivery points, the website and mobile applications. Product development costs are accounted for as follows: all costs incurred in the preliminary project and post-implementation stages are expensed as incurred while certain costs incurred in the application development stage of a new product or projects to provide significant additional functionality to existing products are capitalized if certain criteria are met. Maintenance and enhancement costs are typically expensed as incurred. The Company capitalized costs associated with product development of $2.5 million, $1.3 million and $851,000 during the years ended December 31, 2012, 2011, and 2010, respectively, and recorded related amortization expenses of $1.1 million, $708,000 and $366,000 during the years ended December 31, 2012, 2011, and 2010, respectively. The net book value of capitalized product development costs was $2.0 million and $1.1 million as of December 31, 2012 and 2011, respectively. Such costs are amortized on a straight-line basis over the estimated useful lives of the related assets, which has been estimated to be two years. Amortization expense is included in technology and development in the statements of operations.

Advertising Expense

Advertising Expense

Advertising costs are expensed when incurred and are included in sales and marketing expenses in the accompanying statements of operations. The Company’s advertising expenses were $2.6 million, $459,000 and $127,000 during the years ended December 31, 2012, 2011, and 2010, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes compensation costs related to stock options and restricted stock units granted to employees based on the estimated fair value of the awards on the date of grant, net of estimated forfeitures. The Company estimates the grant date fair value of option grants, and the resulting stock-based compensation expense, using the Black-Scholes option-pricing model. The grant date fair value of the stock-based awards is recognized on a straight-line basis over the requisite service period, which is the vesting period of the respective awards.

The Company accounts for stock options issued to nonemployees based on the fair value of the awards determined using the Black-Scholes option-pricing model. The fair value of stock options granted to nonemployees are remeasured as the stock options vest, and the resulting change in value, if any, is recognized in the statement of operations during the period the related services are rendered.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with the asset and liability method. Under this method, deferred tax assets and liabilities are measured based on differences between the financial reporting and the tax bases of assets and liabilities using enacted tax rates that are expected to be in effect when the differences are expected to reverse. A valuation allowance is established to reduce net deferred tax assets to amounts that are more likely than not to be realized.

The Company accounts for uncertainty in tax positions recognized in the financial statements by recognizing a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Income tax positions must meet a more-likely-than-not recognition threshold at the effective date to be recognized.

The Company’s policy for classifying interest and penalties associated with unrecognized income tax benefits is to include such items as tax expense.

Net Loss per Share Attributable to Common Stockholders

Net Loss per Share Attributable to Common Stockholders

The Company calculates its basic and diluted net loss per share attributable to common stockholders in conformity with the two-class method required for companies with participating securities. Immediately prior to the completion of the Company’s IPO in September 2012, all shares of outstanding preferred stock automatically converted into 14,161,444 shares of common stock. In addition, the Company’s outstanding preferred stock warrants converted into 56,504 common stock warrants. Under the two-class method, in periods when the Company has net income, net income attributable to common stockholders is determined by allocating undistributed earnings, calculated as net income less current period convertible preferred stock non-cumulative dividends, between common stock and the convertible preferred stock. In computing diluted net income attributable to common stockholders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities. The Company’s basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period. The diluted net loss per share attributable to common stockholders is computed by giving effect to all potential dilutive common stock equivalents outstanding for the period. For purposes of this calculation, options to purchase common stock, and common stock warrants are considered common stock equivalents but have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is antidilutive.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash and highly liquid investments with original maturities of three months or less at the time of acquisition. As of December 31, 2012 and 2011, cash equivalents consisted of money market funds. All credit card and debit card transactions that process within one business day are also classified as cash and cash equivalents. The amounts due from third party merchant processors for these transactions classified as cash totaled $135,000 and $207,000 as of December 31, 2012 and 2011, respectively.

Short-term Investments

Short-term Investments

The Company’s short-term investments consist of certificates of deposit with maturities of 12 months or less from the balance sheet date. Short-term investments are reported at cost, which approximates fair value, as of each balance sheet date.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

The Company performs ongoing credit evaluations of its customers. Accounts receivable are recorded at invoiced amounts, net of the Company’s estimated allowances for doubtful accounts. The allowance for doubtful accounts is estimated based on an assessment of the Company’s ability to collect on customer accounts receivable. The Company regularly reviews the allowance by considering certain factors such as historical experience, industry data, credit quality, age of accounts receivable balances and current economic conditions that may affect a customer’s ability to pay. In cases where the Company is aware of circumstances that may impair a specific customer’s ability to meet their financial obligations, the Company records a specific allowance against amounts due from the customer and thereby reduces the net recognized receivable to the amount the Company reasonably believes will be collected. The Company writes-off accounts receivable against the allowance when it determines the balance is uncollectible and no longer actively pursues collection of the receivable. Write-offs of accounts receivable to bad debt expense were $95,000, $176,000 and $82,000 during the years ended December 31, 2012, 2011, and 2010, respectively.

Restricted Cash

Restricted Cash

Restricted cash consists of certificates of deposit held as collateral at a financial institution related to a property lease in the name of the Company, and to insure the corporate credit card spending. These certificates of deposit have contractual maturities of 12 months or less. The balance of the restricted cash was $385,000 and nil as of December 31, 2012 and 2011, respectively.

Property and Equipment

Property and Equipment

Property and equipment are initially recorded at cost and depreciated using a straight-line method over the estimated useful lives of the assets. Maintenance and repair costs are charged to expense as incurred. The useful lives of the Company’s property and equipment are as follows:

Computer equipment	2 to 3 years
Office equipment, furniture and fixtures	3 years
Capitalized product development costs	2 years
Leasehold improvements	Shorter of the lease term or estimated useful life

Depreciation expense of assets acquired through capital leases is included in depreciation and amortization expense in the statements of operations.

Goodwill

Goodwill

Goodwill represents the excess of the aggregate purchase price paid over the fair value of the net tangible assets acquired. Goodwill is not amortized and is tested for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The Company has determined that it operates as one reporting unit and has selected December 1 as the date to perform its annual impairment test. In the valuation of its goodwill, the Company must make assumptions regarding estimated future cash flows to be derived from the Company. If these estimates or their related assumptions change in the future, the Company may be required to record impairment for these assets. The first step of the impairment test involves comparing the fair value of the reporting unit to its net book value, including goodwill. If the net book value exceeds its fair value, then the Company would perform the second step of the goodwill impairment test to determine the amount of the impairment loss. The impairment loss would be calculated by comparing the implied fair value of the Company to its net book value. In calculating the implied fair value of the Company’s goodwill, the fair value of the Company would be allocated to all of the other assets and liabilities based on their fair values. The excess of the fair value of the Company over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value. The Company was not required to perform the second step of the goodwill impairment test during the years ended December 31, 2012 or 2011. There was no impairment of goodwill recorded for the years ended December 31, 2012 or 2011.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of assets to be held and used is measured first by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, an impairment loss would be recognized when the carrying amount of the asset exceeds the fair value of the asset. To date, the Company believes that no such impairment has occurred.

Deferred Revenue

Deferred Revenue

Deferred revenue consists of prepaid but unrecognized subscription revenue, advertising fees received or billed in advance of delivery and for amounts received in instances when revenue recognition criteria has not been met. Deferred revenue is recognized when all revenue recognition criteria have been met.

Preferred Stock Warrant Liability

Preferred Stock Warrant Liability

The Company’s warrants to purchase convertible preferred stock were classified as liabilities and recorded in other current liabilities within the accompanying balance sheets at fair value upon issuance because these warrants contained certain anti-dilution provisions which required the Company to lower the exercise price of the warrants upon any future down-round financings. Therefore, the warrants were subject to remeasurement to fair value at each balance sheet date, and any change in fair value was recognized in the statements of operations. At the time of issuance, the aggregate fair value of these warrants were determined using a Monte Carlo model. The Company adjusted the liability quarterly for changes in fair value using a Monte Carlo model until the completion of the IPO in September 2012. Upon conversion of the underlying preferred stock, the related warrant liability was remeasured to fair value and the remaining liability was reclassified to additional paid-in capital.

Segments

Segments

The Company’s chief operating decision maker is its chief executive officer. The chief executive officer reviews financial information accompanied by information about revenue by product line for purposes of allocating resources and evaluating financial performance. The Company has one business activity and there are no segment managers who are held accountable for operations, or operating results for levels or components. In addition, the Company’s operation and customers are located only in the United States of America. Accordingly, the Company has a single reporting segment and operating unit structure.